Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	166,000,000	166,000,000	80,800,000
Common Stock, Shares, Issued	14,817,103	13,301,649	13,334,856
Common Stock, Shares, Outstanding	14,817,103	13,301,649	13,334,856
Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Temporary Equity, Shares Authorized	55,700,000	55,700,000	55,700,000
Temporary Equity, Shares Issued	55,700,000	55,700,000	55,700,000
Temporary Equity, Shares Outstanding	55,700,000	55,700,000	55,700,000
Temporary Equity, Liquidation Preference	$ 55,700	$ 55,700	$ 55,700
Series B Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Temporary Equity, Shares Authorized	45,372,050	45,372,050	0
Temporary Equity, Shares Issued	45,372,050	22,686,025	0
Temporary Equity, Shares Outstanding	45,372,050	22,686,025	0
Temporary Equity, Liquidation Preference	$ 60,000	$ 30,000	$ 0
Series B 1Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Temporary Equity, Shares Authorized	27,152,255	27,152,255	0
Temporary Equity, Shares Issued	27,152,255	27,152,255	0
Temporary Equity, Shares Outstanding	27,152,255	27,152,255	0
Temporary Equity, Liquidation Preference	$ 51,182	$ 51,182	$ 0